Document And Entity Information	Feb. 29, 2024	Aug. 09, 2023
Document And Entity Information [Line Items]
Document Type		8-K
Amendment Flag		false
Document Period End Date	Feb. 29, 2024
Entity Registrant Name		Yum China Holdings, Inc.
Entity Central Index Key		0001673358
Entity Emerging Growth Company		false
Entity File Number		001-37762
Entity Incorporation, State or Country Code		DE
Entity Tax Identification Number		81-2421743
Entity Address, Address Line One		101 East Park Boulevard, Suite 805
Entity Address, City or Town		Plano
Entity Address, State or Province		TX
Entity Address, Country		US
Entity Address, Postal Zip Code		75074
City Area Code		469
Local Phone Number		980-2898
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of each class		Common Stock, par value $0.01 per share
Trading Symbol		YUMC
Name of each exchange on which registered		NYSE
Other Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One		Yum China Building
Entity Address, Address Line Two		20 Tian Yao Qiao Road
Entity Address, City or Town		Shanghai
Entity Address, Country		CN
Entity Address, Postal Zip Code		200030